Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies[Abstract]
Schedule of Future Minimum Payments Under Operating Leases

As of December 31, 2013, the Group had the following operating lease obligations falling due:

Amount
US$
2014	5,562,952
2015	5,232,128
2016	1,807,290
2017	705,076
2018 and thereafter	310,189

Total	13,617,635

Schedule of Capital Lease Obligations

As of December 31, 2013, the Group had the following minimum lease payments (excluding the portion of the payments representing executory costs, including any profit thereon) falling due:

Amount
US$
2014	5,704,527
2015	5,704,527
2016	5,704,527
2017	5,704,527
2018 and thereafter	19,965,843
Total minimum lease payments	42,783,951
Less interest	(13,392,089)
Capital lease obligations	29,391,862
Less current maturities of capital lease obligations	(2,745,647)
Long-term capital lease obligations	26,646,215

Schedule of Purchase Commitments

As of December 31, 2013, the Group had outstanding commitments with respect to non-cancellable construction contracts for real estate development and land use rights purchases as follows:

Amount
US$
Due within 1 year	252,353,057